Taxation - Summary of Movement of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Valuation Allowance [Line Items]
Balance at beginning of the year	¥ 2,214,951	¥ 1,340,944	¥ 1,340,944	¥ 658,091	¥ 117,684
Balance at end of the year	2,424,325	1,496,747	2,214,951	1,340,944	658,091
Additions [Member]
Valuation Allowance [Line Items]
Valuation allowance	212,937	155,803	889,877	901,491	545,605
Loss utilized [Member]
Valuation Allowance [Line Items]
Valuation allowance	¥ (3,563)	¥ 0	(1,950)	(5,307)	¥ (5,198)
Effect of change in tax rate [Member]
Valuation Allowance [Line Items]
Valuation allowance			¥ (13,920)	¥ (213,331)